PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.8% of Net Assets
	Aerospace & Defense – 6.3%
2,727,812	Boeing Co. (The)(a)	$519,620,908

	Air Freight & Logistics – 2.0%
1,574,326	Expeditors International of Washington, Inc.	163,603,958

	Automobiles – 2.8%
1,862,773	Tesla, Inc.(a)	229,456,378

	Beverages – 4.0%
3,281,463	Monster Beverage Corp.(a)	333,166,938

	Biotechnology – 5.9%
310,609	Regeneron Pharmaceuticals, Inc.(a)	224,101,287
912,650	Vertex Pharmaceuticals, Inc.(a)	263,555,067

		487,656,354

	Capital Markets – 3.7%
414,813	FactSet Research Systems, Inc.	166,427,124
2,362,948	SEI Investments Co.	137,759,868

		304,186,992

	Entertainment – 6.9%
1,117,964	Netflix, Inc.(a)	329,665,224
2,712,480	Walt Disney Co. (The)(a)	235,660,263

		565,325,487

	Health Care Equipment & Supplies – 1.5%
480,636	Intuitive Surgical, Inc.(a)	127,536,763

	Hotels, Restaurants & Leisure – 5.2%
2,222,393	Starbucks Corp.	220,461,385
1,274,837	Yum China Holdings, Inc.	69,669,842
1,089,524	Yum! Brands, Inc.	139,546,234

		429,677,461

	Interactive Media & Services – 10.9%
3,624,036	Alphabet, Inc., Class A(a)	319,748,696
1,885,042	Alphabet, Inc., Class C(a)	167,259,777
3,399,108	Meta Platforms, Inc., Class A(a)	409,048,657

		896,057,130

	Internet & Direct Marketing Retail – 5.6%
1,303,968	Alibaba Group Holding Ltd., Sponsored ADR(a)	114,866,541
4,113,802	Amazon.com, Inc.(a)	345,559,368

		460,425,909

	IT Services – 10.7%
1,670,180	Block, Inc.(a)	104,954,111
1,643,618	PayPal Holdings, Inc.(a)	117,058,474
3,318,018	Shopify, Inc., Class A(a)	115,168,405

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – continued
2,638,647	Visa, Inc., Class A	$548,205,301

		885,386,291

	Life Sciences Tools & Services – 1.9%
753,765	Illumina, Inc.(a)	152,411,283

	Machinery – 1.0%
194,139	Deere & Co.	83,239,038

	Pharmaceuticals – 6.8%
2,559,176	Novartis AG, Sponsored ADR	232,168,447
1,183,378	Novo Nordisk A/S, Sponsored ADR	160,158,379
4,307,296	Roche Holding AG, Sponsored ADR	168,630,638

		560,957,464

	Semiconductors & Semiconductor Equipment – 6.6%
2,595,312	NVIDIA Corp.	379,278,896
1,523,991	QUALCOMM, Inc.	167,547,570

		546,826,466

	Software – 17.0%
1,587,699	Autodesk, Inc.(a)	296,693,312
1,694,553	Microsoft Corp.	406,387,701
4,773,464	Oracle Corp.	390,182,947
1,594,007	Salesforce, Inc.(a)	211,349,388
553,194	Workday, Inc., Class A(a)	92,565,952

		1,397,179,300

	Total Common Stocks (Identified Cost $5,922,939,334)	8,142,714,120

Principal Amount

Short-Term Investments – 1.2%
$101,283,515	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $101,303,772 on 1/03/2023 collateralized by $107,622,500 U.S. Treasury Note, 3.250% due 6/30/2029 valued at $103,309,205 including accrued interest(b) (Identified Cost $101,283,515)	101,283,515

	Total Investments – 100.0% (Identified Cost $6,024,222,849)	8,243,997,635
	Other assets less liabilities – (0.0)%	(1,150,428)

	Net Assets – 100.0%	$8,242,847,207

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,142,714,120	$—	$—	$8,142,714,120
Short-Term Investments	—	101,283,515	—	101,283,515

Total	$8,142,714,120	$101,283,515	$—	$8,243,997,635

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2022 (Unaudited)

Software	17.0%
Interactive Media & Services	10.9
IT Services	10.7
Entertainment	6.9
Pharmaceuticals	6.8
Semiconductors & Semiconductor Equipment	6.6
Aerospace & Defense	6.3
Biotechnology	5.9
Internet & Direct Marketing Retail	5.6
Hotels, Restaurants & Leisure	5.2
Beverages	4.0
Capital Markets	3.7
Automobiles	2.8
Air Freight & Logistics	2.0
Other Investments, less than 2% each	4.4
Short-Term Investments	1.2

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%